Employee Benefit Liabilities, Net - Schedule of Principal Assumptions Underlying Defined Benefit Plan (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Principal Assumptions Underlying Defined Benefit Plan [Abstract]
Discount rate of the plan liability	5.40%	5.30%	5.10%
Future salary increases	3.00%	3.00%	3.00%